Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 80,493,000	$ 107,097,000
Trade and other receivables	68,165,000	76,487,000
Inventories	92,033,000	85,819,000
Other current assets	12,021,000	11,679,000
Total current assets	252,712,000	281,082,000
NON-CURRENT ASSETS:
Restricted cash	3,967,000	2,056,000
Mineral properties and property, plant and equipment	1,567,622,000	1,712,354,000
Other non-current assets	51,923,000	26,430,000
Total assets	1,876,224,000	2,021,922,000
CURRENT LIABILITIES:
Trade and other payables	111,896,000	133,805,000
Income taxes payable	11,591,000	20,563,000
Current portion of lease obligations	9,416,000	10,523,000
Current portion of closure and reclamation provisions	2,177,000	1,882,000
Total current liabilities	135,080,000	166,773,000
NON-CURRENT LIABILITIES:
Debt	219,175,000	157,489,000
Deferred tax liabilities	167,619,000	191,668,000
Closure and reclamation provisions	51,128,000	54,230,000
Lease obligations	11,930,000	18,882,000
Other non-current liabilities	2,596,000	3,310,000
Total liabilities	587,528,000	592,352,000
SHAREHOLDERS' EQUITY
Share capital	1,076,342,000	1,079,746,000
Reserves	29,929,000	28,785,000
Retained earnings	138,485,000	266,617,000
Total equity attributable to owners of parent	1,244,756,000	1,375,148,000
Equity attributable to non-controlling interest	43,940,000	54,422,000
Total equity	1,288,696,000	1,429,570,000
Total liabilities and shareholders' equity	$ 1,876,224,000	$ 2,021,922,000